Income taxes - Narrative (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 49,742,000	$ 46,893,000
Cash and cash equivalents	1,568,291,000	966,458,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	279,918,000	258,244,000
Deferred tax asset is recognised from loss	187,865,000	179,329,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	424,736,000	421,218,000
Net deferred tax asset	6,336,000	5,070,000
Deferred tax asset is recognised from loss	24,806,000	20,295,000
Unrecognized losses	399,930,000	400,923,000
Expiring at various dates up to 2043 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	104,113,000	110,918,000
Unrecognized losses	7,314,000	12,450,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	175,805,000	147,326,000
Unrecognized losses	84,739,000	66,466,000
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	1,365,975,000	907,578,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 8,262,337,000	$ 7,100,148,000